GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
GEOGRAPHIC INFORMATION
Schedule of Geographical Information

	December 31,
	2020	2021
Israel	$3,540	$5,842
United States	1,855	1,699
Japan	—	5
Total property and equipment, net	$5,395	$7,546